Capital commitments (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments	£ 3,133	£ 1,055
Assets under construction
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments	1,068	83
Plant & Equipment
Disclosure of attribution of expenses by nature to their function [line items]
Capital commitments	£ 2,065	£ 972